Note 6 - Risk Management - Impairment Losses Reconciliations II (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Impairment Losses Changes Line Items
Impairment Losses At The Beginning	€ 12,295	€ 14,004
Changes InImpairment Losses
Acquisition Of Subsidiaries In The Period	0	0
Increase In Impairment Losses Charged To Income	6,110	9,070
Decrease In Impairment Losses Charged To Income	(4,118)	(4,547)
Transfer To Written Off Loans,Exchange Differences And Other	(2,022)	(6,231)
Impairment Losses At TheEnd	12,265	12,295
Stage 1 [Member]
Changes InImpairment Losses
Increase In Impairment Losses Charged To Income	1,117	1,411
Decrease In Impairment Losses Charged To Income	(922)	(1,469)
Stage 2 [Member]
Changes InImpairment Losses
Increase In Impairment Losses Charged To Income	1,334	1,071
Decrease In Impairment Losses Charged To Income	(944)	(799)
Stage 3 [Member]
Changes InImpairment Losses
Increase In Impairment Losses Charged To Income	3,659	6,589
Decrease In Impairment Losses Charged To Income	€ (2,252)	€ (2,279)